Long-term investments - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2020 shares	Mar. 31, 2021 wind_project	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 29, 2022	Nov. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
AQN's investment carrying amount for the entities			$ 381,802	$ 433,850
Investments carried at fair value			1,344,207	1,848,456
Noncontrolling interest in partnerships and joint ventures			381,802	433,850
Number of wind development projects | wind_project		4
Guarantor obligations			113,630	119,750
Fair value of support provided			8,824	4,612
Net loss attributable to AQN			(21,416)	(26,337)
Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Net assets			$ 122,752	$ 86,202
Atlantica
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)			42.00%	44.00%
Equity interest, maximum (percent)			48.50%
AQN's investment carrying amount for the entities			$ 1,167,444	$ 1,167,444
Investments carried at fair value			$ 1,268,140	1,750,914
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Option to exchange shares | shares	3,500,000
Common stock, conversion ratio			1
Investments carried at fair value			$ 74,083	95,246
Texas Coastal Wind Facilities
Schedule of Equity Method Investments [Line Items]
AQN's investment carrying amount for the entities				344,883
Equity method investment acquired (percent)		51.00%	51.00%
Texas Coastal Wind Facilities | Maximum
Schedule of Equity Method Investments [Line Items]
AQN's investment carrying amount for the entities			$ 282,726
Texas Coastal Wind Facilities | Minimum
Schedule of Equity Method Investments [Line Items]
AQN's investment carrying amount for the entities				206,816
Liberty Development JV Inc
Schedule of Equity Method Investments [Line Items]
AQN's investment carrying amount for the entities						$ 19,688
Equity method investment, gain on transfer			$ 0	26,182
Wind And Solar Power Electric Development
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)			50.00%
San Antonio Water System
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)			20.00%
Blue Hill Wind Facility
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)					80.00%
Equity method investment acquired (percent)			20.00%
Investments in Significant Partnerships and Joint Ventures
Schedule of Equity Method Investments [Line Items]
AQN's investment carrying amount for the entities			$ 381,802	433,850			$ 186,452
Net loss attributable to AQN			$ (21,416)	$ (26,337)